Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Employee long-term benefits	$ 9,711,512	$ 10,088,713
Employee benefits	43,560,463	44,559,355
Employee Long Term Benefit [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	4,469,305	4,591,750
Vacation And Statutory Bonus [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	15,487,804	15,597,414
Contributions Payable [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	4,511,485	4,754,270
Bonus Accrual [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	18,635,554	19,215,473
Others [Member]
IfrsStatementLineItems [Line Items]
Employee benefits	$ 456,315	$ 400,448